Debt - Summary of Debt (Details) - USD ($) $ in Millions	Sep. 30, 2020	Mar. 02, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 17, 2016
Debt Instrument [Line Items]
Long-term debt, gross				$ 3,585.2
Unamortized discount and issuance costs	$ (32.2)			(117.9)	$ 137.3
Long-term debt, gross	2,256.8			3,467.3	3,427.8
Less: Current Portion	(22.0)			0.0
Total long-term debt, net of current portion	2,234.8			3,467.3	$ 3,427.8
Stated interest rate						9.25%
Term Loan due 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	2,189.0			0.0
Stated interest rate		1.00%
ABL Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	100.0			145.2
Term Loan due 2023 | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	0.0			2,070.0
9.250% Notes due 2024 | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt, gross	0.0			750.0
Stated interest rate			9.25%
12.00%/13.00% Senior PIK Toggle Notes due 2022 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	0.0			$ 500.0
Cash interest rate, stated percentage				12.00%
PIK interest rate, stated percentage				13.00%
10.00% Notes due 2024 | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt, gross	$ 0.0			$ 120.0
Stated interest rate				10.00%